Condensed Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2021		Jun. 30, 2020	Dec. 31, 2020		Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (5,399,861)		$ (1,376,140)	$ (3,229,843)		$ (1,561,257)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	192,123		1,450	3,759		571
Shares issued in connection with license agreement				3,651		39,152
Depreciation expense	419		419	837		837
Other				0		0
Change in assets and liabilities:
Prepaid expenses and other current assets	(437,986)		80,323	(7,852)		(95,440)
Accounts payable	1,156,672		(151,109)	(218,513)		351,808
Accrued expenses	438,626		3,455	35,915		20,960
Net cash used in operating activities	(4,050,007)		(1,441,602)	(3,412,046)		(1,243,369)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of Series A convertible preferred stock, net of issuance costs	0		820,993	6,635,038		3,388,782
Repayments of long-term debt				0		(52,124)
Deferred merger costs	(885,080)		0
Proceeds from issuance of restricted stock	10		0
Net cash provided by (used in) financing activities	(885,070)		820,993	6,635,038		3,336,658
NET INCREASE (DECREASE) IN CASH	(4,935,077)		(620,609)	3,222,992		2,093,289
Cash at beginning of period	5,383,877	[1]	2,160,885	2,160,885		67,596
Cash at end of period	448,800		1,540,276	5,383,877	[1]	2,160,885
SUPPLEMENTAL DISCLOSURES OF NONCASH ACTIVITIES:
Conversion of note payable into Series A preferred stock				0		50,000
Vesting of restricted common stock				18,234		18,066
Deferred merger costs included in accrued expenses and accounts payable	1,439,038		0
Chardan Healthcare Acquisition 2 Corp. [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(1,684,261)		(1,812,072)	(780,770)		(520)
Adjustments to reconcile net loss to net cash used in operating activities:
Transaction costs incurred in connection with IPO			9,357
Fair value in excess of consideration recorded on the issuance of private warrants			1,680,000
Change in fair value of warrant liability	(280,000)		35,000
Interest earned on marketable securities held in Trust Account	(7,166)		(11,550)	(21,191)
Change in assets and liabilities:
Prepaid expenses	30,217		(81,242)
Prepaid expenses and other current assets				(27,992)		(2,225)
Accrued expenses	1,558,472		50,922
Accounts payable and accrued expenses				357,038		450
Net cash used in operating activities	(382,738)		(129,585)	(472,915)		(2,295)
Cash Flows from Investing Activities:
Investment of cash in Trust Account			(86,226,440)	(86,226,440)
Net cash used in investing activities			(86,226,440)	(86,226,440)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of Units, net of underwriting discounts paid			85,726,440	85,726,440
Proceeds from collection of stock subscription receivable from Sponsor						25,000
Proceeds from sale of Private Placement Warrants			1,400,000	1,400,000
Proceeds from promissory note—related party			530,000	530,000
Repayment of promissory note—related party			(30,000)	(30,000)
Payment of offering costs			(262,477)	(262,477)
Net cash provided by (used in) financing activities			87,363,963	87,363,963		25,000
Net change in cash	(382,738)		1,007,938	664,608		22,705
Cash at beginning of period	687,313		22,705	22,705
Cash at end of period	304,575		1,030,643	687,313		22,705
SUPPLEMENTAL DISCLOSURES OF NONCASH ACTIVITIES:
Initial classification of common stock subject to possible redemption			81,869,560	81,869,560
Initial measurement of warrants issued in connection with the IPO accounted for as liabilities			3,080,000
Change in value of common stock subject to possible redemption	$ 9,174,077		$ (70,791)	$ (763,840)

[1]	The condensed balance sheet at December 31, 2020 has been derived from the audited financial statements at that date.